Vessel Sales and Write-downs	12 Months Ended
Dec. 31, 2011
Vessel Sales and Write-downs [Abstract]
Vessel Sales and Write-downs
18.	Vessel Sales and Write-downs

a)	Vessel Sales

In March 2011, the Company sold a 1988-built FSO unit. The FSO unit was part of the Company’s shuttle tanker and FSO segment. The Company realized a loss of $0.2 million from the sale of the FSO unit. In August 2011, the Company sold a 1993-built Aframax tanker which was part of the Company’s conventional tanker segment. The Company did not realize a gain or a loss from the sale of the vessel.

In February 2010, the Company sold a 1992-built Aframax tanker and realized a loss of $0.2 million as a result of this sale. In April 2010, the Company sold a 1995-built Aframax tanker for $17.3 million, which approximated the vessel net book value. In August 2010, the Company sold a 1995-built Aframax tanker and a 1990-built product tanker for $17.2 million and $4.0 million, respectively. The Company realized a loss of $1.9 million as a result of the sale of the Aframax tanker and the proceeds from the sale of the product tanker approximated the vessel net book value. These vessels were part of the Company’s conventional tanker segment. In November 2010, the Company sold a 2000-built LPG tanker for $21.6 million and realized a gain of $4.3 million as a result of the sale. The vessel was part of the Company’s liquefied gas segment.

In January and February 2009, the Company sold a 2009-built product tanker and a 1993-built Aframax tanker, respectively, through a sale-leaseback agreement. The Company realized a gain of $17.7 million as a result of these transactions, of which $17.6 million was deferred and will be amortized over the four-year term of the bareboat charter leaseback. In May 2009, the Company sold a 2007-built product tanker and a 2005-built product tanker and realized a gain of $29.8 million as a result of these transactions. In July and September 2009, the Company sold a 1992-built Aframax tanker and a 1989-built product tanker, respectively. These two vessels were written-down by $7.1 million and $4.0 million, respectively, to their fair market value less costs to sell. The vessels sold in 2009 were part of the Company’s conventional tanker segment.

b)	Write-downs of Vessels, Equipment and Equity Accounted Investments

The Company’s consolidated statements of income (loss) for the year ended December 31, 2011 includes a $112.1 million write-down on certain of the Company’s conventional tankers. The vessels are part of the Company’s conventional tanker segment and were written down to their estimated fair values, which is either the estimated sales price of the vessel or the estimated scrap value. The recognition of these write-downs was driven by the continuing weak tanker market, which has largely been caused by an oversupply of vessels relative to demand. Two of these vessels were presented on the consolidated balance sheet as at December 31, 2011 as vessels held for sale.

The Company’s consolidated statements of income (loss) for the year ended December 31, 2011 includes a $36.9 million write-down on certain of the Company’s shuttle tankers and a FSO unit. These vessels are part of the Company’s shuttle tanker and FSO segment and were written down to their estimated fair value, which is the estimated sales price. The recognition of these write-downs was driven by the older age of the vessels, the requirements of operating in the North Sea, and recent economic developments.

During the year ended December 31, 2011, the Company incurred a $19.4 million write-down of its investment in PTH, a 50% joint venture which provides ship-to-ship lightering services. The Company’s investment in PTH is part of the Company’s conventional tanker segment and was written down to its estimated fair value, which is based upon the estimated liquidation values of the underlying net assets of the investment. The recognition of this write-down was driven by the continuing weak tanker market.

The Company’s consolidated statements of income (loss) for the year ended December 31, 2010 includes a total write-down of $19.4 million for impairment of certain shuttle tanker equipment and one 1992-built shuttle tanker, as their carrying values exceeded their estimated fair values using Level 2 of the fair value hierarchy. The shuttle tanker equipment and the shuttle tanker were written-down to their estimated fair values at December 31, 2010. The two write-downs were included in the Company’s shuttle tanker and FSO segment.

The Company’s consolidated statements of income (loss) for the year ended December 31, 2009 includes a $24.2 million write-down for impairment of three older vessels due to lower fair values compared to carrying values, of which two vessels were sold at the end of 2009. The Company used then recent sale prices of similar age and size of vessels to determine the fair value.